Assets held for sale	12 Months Ended
Dec. 31, 2022
Disclosure of Non Current Assets Held For Sale and Discontinued Operations Text Block [Abstract]
Assets held for sale
27	Assets held for sale

Non-current assets and groups of assets are classified as held for sale if the carrying amount will be recovered through a sale transaction, rather than continued use. This condition is considered to be met only when the asset is available for immediate sale in its present condition, subject only to terms that are customary for sales of such assets and their sale is highly probable. Management must be committed to effecting the sale, and the estimated time for the sale to be completed must be within one year.

Non-current assets classified as held for sale are measured at the lower of carrying amount and market value less cost of sale.

	For the year ended December 31,
	2022	2021
Sale and leaseback	-	147
Extra Hiper stores (i)	95	403
	95	550

(i)	As of December 31, 2022, corresponds to 1 property owned by GPA, which is sold to the real estate investment fund Barzel Properties, see note 1.5.

27.1	Additions to assets held for sale for cash flow presentation purpose

2022
Additions	797
Financing of assets – Additions	(797)
Financing of assets – Payments	250
Total	250